Financial information by segment (Tables)	3 Months Ended
Mar. 31, 2022
Financial information by segment [Abstract]
Revenues and Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenue and Adjusted EBITDA by operating segments and business sectors for the three-month periods ended March 31, 2022 and 2021:

	Revenue		Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Geography	2022	2021	2022	2021
North America	74,304	60,585	58,266	40,287
South America	38,528	38,308	29,129	29,943
EMEA	134,620	169,285	86,231	101,019
Total	247,452	268,178	173,626	171,249

	Revenue		Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Business sector	2022	2021	2022	2021
Renewable energy	182,101	199,679	122,223	117,036
Efficient natural gas & heat	25,327	28,408	21,699	23,182
Transmission lines	26,620	26,614	20,523	21,203
Water	13,404	13,477	9,181	9,828
Total	247,452	268,178	173,626	171,249

The reconciliation of segment Adjusted EBITDA with the loss attributable to the Company is as follows:

	For the three-month period ended March 31, ($ in thousands)
	2022	2021
Loss attributable to the Company	(12,042)	(19,172)
Profit attributable to non-controlling interests	2,200	8,108
Income tax	(3,906)	15,241
Financial expense, net	80,467	81,192
Depreciation, amortization, and impairment charges	100,925	83,541
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership)	5,982	2,339
Total segment Adjusted EBITDA	173,626	171,249

Assets and liabilities by geography
b)	The assets and liabilities by operating segments (and business sector) as of March 31, 2022 and December 31, 2021 are as follows:

Assets and liabilities by geography as of March 31, 2022:

	North America	South America	EMEA	Balance as of March 31, 2022
	($ in thousands)
Assets allocated
Contracted concessional assets	3,317,648	1,257,673	3,356,561	7,931,882
Investments carried under the equity method	243,043	-	41,986	285,029
Current financial investments	116,125	28,554	41,237	185,916
Cash and cash equivalents (project companies)	183,006	96,186	345,953	625,145
Subtotal allocated	3,859,822	1,382,413	3,785,737	9,027,972
Unallocated assets
Other non-current assets				277,989
Other current assets (including cash and cash equivalents at holding company level)				449,507
Subtotal unallocated				727,496
Total assets				9,755,468

	North America	South America	EMEA	Balance as of March 31, 2022
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,799,441	873,713	2,363,853	5,037,007
Grants and other liabilities	1,033,773	15,577	202,228	1,251,578
Subtotal allocated	2,833,214	889,290	2,566,081	6,288,585
Unallocated liabilities
Long-term and short-term corporate debt				1,056,145
Other non-current liabilities				453,940
Other current liabilities				154,302
Subtotal unallocated				1,664,387
Total liabilities				7,952,972
Equity unallocated				1,802,496
Total liabilities and equity unallocated				3,466,883
Total liabilities and equity				9,755,468

Assets and liabilities by geography as of December 31, 2021:

	North America	South America	EMEA	Balance as of December 31, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	3,355,669	1,231,276	3,434,623	8,021,568
Investments carried under the equity method	253,221	-	41,360	294,581
Current financial investments	135,224	28,155	44,000	207,379
Cash and cash equivalents (project companies)	171,744	74,149	287,655	533,548
Subtotal allocated	3,915,858	1,333,580	3,807,638	9,057,076
Unallocated assets
Other non-current assets				268,876
Other current assets (including cash and cash equivalents at holding company level)				425,978
Subtotal unallocated				694,854
Total assets				9,751,930

	North America	South America	EMEA	Balance as of December 31, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,792,739	887,497	2,355,957	5,036,193
Grants and other liabilities	1,051,679	14,445	197,620	1,263,744
Subtotal allocated	2,844,418	901,942	2,553,577	6,299,937
Unallocated liabilities
Long-term and short-term corporate debt				1,023,071
Other non-current liabilities				532,312
Other current liabilities				148,005
Subtotal unallocated				1,703,388
Total liabilities				8,003,325
Equity unallocated				1,748,605
Total liabilities and equity unallocated				3,451,993
Total liabilities and equity				9,751,930

Assets and liabilities by business sector
Assets and liabilities by business sector as of March 31, 2022:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of March 31, 2022
	($ in thousands)
Assets allocated
Contracted concessional assets	6,430,438	510,580	830,053	160,811	7,931,882
Investments carried under the equity method	230,737	14,692	-	39,600	285,029
Current financial investments	2,521	115,497	28,335	39,563	185,916
Cash and cash equivalents (project companies)	494,425	41,092	66,348	23,280	625,145
Subtotal allocated	7,158,121	681,861	924,736	263,254	9,027,972
Unallocated assets
Other non-current assets					277,989
Other current assets (including cash and cash equivalents at holding company level)					449,507
Subtotal unallocated					727,496
Total assets					9,755,468

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of March 31, 2022
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,865,853	470,890	608,062	92,202	5,037,007
Grants and other liabilities	1,232,324	11,272	5,661	2,321	1,251,578
Subtotal allocated	5,098,177	482,162	613,723	94,523	6,288,585
Unallocated liabilities
Long-term and short-term corporate debt					1,056,145
Other non-current liabilities					453,940
Other current liabilities					154,302
Subtotal unallocated					1,664,387
Total liabilities					7,952,972
Equity unallocated					1,802,496
Total liabilities and equity unallocated					3,466,883
Total liabilities and equity					9,755,468

Assets and liabilities by business sector as of December 31, 2021:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	6,533,408	517,247	805,987	164,926	8,021,568
Investments carried under the equity method	240,302	15,358	-	38,921	294,581
Current financial investments	10,761	128,461	27,813	40,344	207,379
Cash and cash equivalents (project companies)	442,213	25,392	44,574	21,369	533,548
Subtotal allocated	7,226,684	686,458	878,374	265,560	9,057,076
Unallocated assets
Other non-current assets					268,876
Other current assets (including cash and cash equivalents at holding company level)					425,978
Subtotal unallocated					694,854
Total assets					9,751,930

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,857,313	478,724	602,278	97,878	5,036,193
Grants and other liabilities	1,244,346	11,212	5,795	2,391	1,263,744
Subtotal allocated	5,101,659	489,936	608,073	100,269	6,299,937
Unallocated liabilities
Long-term and short-term corporate debt					1,023,071
Other non-current liabilities					532,312
Other current liabilities					148,005
Subtotal unallocated					1,703,388
Total liabilities					8,003,325
Equity unallocated					1,748,605
Total liabilities and equity unallocated					3,451,993
Total liabilities and equity					9,751,930

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the three-month periods ended March 31, 2022 and 2021 are as follows:

	For the three-month period ended March 31,
Depreciation, amortization and impairment by geography	2022	2021
	($ in thousands)
North America	(31,692)	(12,627)
South America	(14,205)	(13,811)
EMEA	(55,028)	(57,103)
Total	(100,925)	(83,541)

	For the three-month period ended March 31,
Depreciation, amortization and impairment by business sectors	2022	2021
	($ in thousands)
Renewable energy	(95,270)	(93,571)
Efficient natural gas & heat	2,144	17,357
Transmission lines	(7,407)	(7,749)
Water	(392)	422
Total	(100,925)	(83,541)